Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan losses	$ 3,269	$ 3,458
Impairment of other real estate owned	1,226	1,233
Goodwill	1,437	1,786
Available-for-sale securities	363	0
Nonaccrual loan interest	640	1,069
Core deposit intangible	556	689
Pension	1,242	985
Deferred taxes on pension	874	998
Deferred compensation	138	130
Other	342	250
Total deferred tax assets	10,087	10,598
Deferred tax liabilities:
Available-for-sale securities	0	131
Premises and equipment	938	1,160
Mortgage servicing rights	1,064	1,022
Assets held for sale	49	114
Other	13	53
Total deferred tax liabilities	2,064	2,480
Net deferred tax assets	$ 8,023	$ 8,118